Report of Directors Corporate Governance (Tables)	12 Months Ended
Dec. 31, 2023
Report Of Directors Corporate Governance [Abstract]
Disclosure of performance achieved by executive Directors	(Audited)

Summary assessment
		Minimum (25.0% payout)	Maximum (100.0% payout)		Noel Quinn			Georges Elhedery
				Performance[2]	Weighting (%)	Assessment (%)	Outcome (%)	Weighting (%)	Assessment (%)	Outcome (%)
	Profit before tax[1] ($bn)	25.8	30.3	31.6	15.0	100.00	15.00	15.0	100.00	15.00
	Target basis operating expenses ($bn)	31.0	30.5	31.6	15.0	—	—	15.0	—	—
	Group RoTE[1]	12.0%	14.5%	15.6%	15.0	100.00	15.00	15.0	100.00	15.00
	Asia RoTE[1]	12.8%	15.0%	16.8%	5.0	100.00	5.00	5.0	100.00	5.00
	Fee income ($bn)	11.8	13.1	11.84	5.0	25.55	1.28	5.0	25.55	1.28
Growth in net new invested assets ($bn)	Total (ex Hong Kong)	36.6	56.8	55.1	2.5	93.73	2.34	2.5	93.73	2.34
	Total	58.8	79.0	84.3	2.5	100.00	2.50	2.5	100.00	2.50
	Customer satisfaction	See following tables for commentary			15.0	91.67	13.75	15.0	91.67	13.75
	Employee experience				15.0	93.75	14.06	15.0	93.75	14.06
	Personal objectives				10.0		7.00	10.0		7.81
	Total				100.0		75.93	100.0		76.75
	Scorecard outcome (000)						£2,181			£1,287
	7.50% risk adjustment per Committee judgement (000)						£(163)			£0
	Annual incentive (000)						£2,018			£1,287
1  Assessed excluding strategic transactions and BoCom impairment.
2  The CET1 capital ratio underpin was met.

Stakeholder measures for Noel Quinn and Georges Elhedery
	Measures	Weighting (%)	Assessment considerations by the Committee	Assessment (%)	Outcome (%)
Customer satisfaction	Maintain and improve NPS in the UK and Hong Kong, in digital markets, and in key growth markets	15.0%
–NPS is sourced from our strategic NPS surveys with results gathered through independent third-party research agencies. The assessment is against quantitative targets set based on the level of improvement from the prior year and in rank position.
–In the UK and Hong Kong, we met our maximum NPS target and largely met the target in digital markets. Across other growth markets we met our maximum NPS target.
–In WPB, our NPS increased in five of our six key markets (Hong Kong, mainland China, Mexico, India and Singapore). In the UK, the slight decline of our NPS was driven by mass affluent customers. We ranked among the top three banks in three of our six key markets. In Hong Kong, we remained in first place overall, leading the market with our mobile app performance.
Our rank remained in the top three in mainland China, and rose to the top in
India.
–In CMB, we ranked among the top three banks in four of our six key markets. We were first place in Hong Kong and within the top three in mainland China, Singapore and Mexico.
–In GBM, we ranked in first place globally for NPS and digital satisfaction.
				91.67%	13.75%
Employee experience	Improve diversity and inclusion	15.0%
–The Inclusion index in our employee Snapshot survey increased by two percentage points and exceeded the maximum target of 77%. The score is seven points above the external financial services benchmark.
–The percentage of Black heritage colleagues in senior leadership roles increased by 0.5 percentage points to 3.0%, meeting the maximum target and on track to meet our external commitment of 3.4% by 2025.
–We made a 3.8 percentage point year-on-year net gain in senior leadership representation of colleagues with Asian heritage, against a 2022 year-end baseline of 34.0%
–The percentage of women in senior leadership roles increased by
0.8 percentage points to 34.1%, meeting the target, and below the maximum. The targets excluded the Canada business held for sale.
Including colleagues in HSBC Canada, gender representation in senior leadership is 34.2%.
				93.75%	14.06%

Personal objectives for Noel Quinn and Georges Elhedery
For each executive Director, personal objectives were set at the start of the year and measured by the Committee against agreed targets and key performance indicators.
Noel Quinn	Weighting	Assessment	Performance achievement
Technology transformation	4.0%	50.00%
–Our Cloud adoption rate, which is the percentage of our technology services on the private or public Cloud, increased to 43% (2022: 35%). At the end of 2023, about 54% of our WPB customers were 'mobile active'
users (2022: 49%) and the proportion of WPB sales completed digitally increased to 49% (2022: 43%).
–The Committee's assessment balanced strong progress automating our organisation at scale against the targets set, and progress to deliver our wider multi-year technology strategy.

Progress on innovation programmes	4.0%	100.00%
–Several strategic investments were made in Asia including Meditrust, a unicorn start-up, which will support
HSBC Life’s Pinnacle proposition in mainland China. Investments were made in a joint venture with
Tradeshift, an existing Ventures investment, which will support the trade finance business to deploy a range of technology solutions.
–In 2023, Zing, our new international payments business aimed at non-HSBC customers, was launched, and a digital currency capability with eHKD was piloted in Hong Kong. We became the first bank to pioneer quantum protection for foreign exchange trading, and were one of the first international banks to participate in China’s eCNY programme.
–Progress was made on several generative AI use cases including developer productivity, knowledge management and content generation. Our first AI patent to be used to detect cyber threats, was filed.

Simplification of processes and organisation	2.0%	50.00%
–Strong progress was made with the completion of the exit from Greece, merger in Oman, and sale of the
New Zealand WPB mortgage portfolio.
–The sale of our retail banking portfolio in France was completed on 1 January 2024 and we remain on track to sell our retail banking operations in Canada in the first quarter of 2024.
–The timing of our planned exit from our business in Russia was impacted by dependency on the regulatory and government approval process, which is outside of HSBC’s control.
–Exits from our WPB business in Mauritius and our hedge fund administration business were announced.

Total	7.00% out of 10.00%

Georges Elhedery	Weighting	Assessment	Performance achievement
Deliver activities relating to regulatory priorities	2.5%	58.33%
–The Integrity of Regulatory Reporting programme continues to remediate against known gaps to deliver improvements in quality of regulatory returns.
–The Bank of England Resolvability Assessment Framework self-assessment was submitted, demonstrating an uplift in the Group’s capabilities.
–Certain climate considerations have been assessed and incorporated into the annual financial planning cycle.
We also enhanced our climate scenario analysis capabilities in line with plan.

Deliver Finance change transformation and digitisation	2.5%	62.50%
–For the remediation of interest rate risk in the banking book, all 2023 targeted actions were completed from a first line of defence perspective, subject to second and third line of defence review and confirmation in early 2024 as planned.
–Identified Finance change transformation activities have been deployed in line with plans.

More energised Finance workforce	2.5%	100.00%	– Global Finance employee engagement index increased to 79% (2022: 74%), exceeding the target set. – Global Finance career index increased to 69% (2022: 65%), exceeding the target set.
Drive liquidity and capital management across the Group	2.5%	91.67%
–The Group’s CET1 capital ratio was delivered above our target operating range.
–Planned liquidity optimisation outcomes were successfully met.
–Targets relating to earnings stabilisation were assessed as met.

Total	7.81% out of 10.00%

Disclosure of remuneration of executive Directors

Stakeholder measures for Noel Quinn and Georges Elhedery
	Measures	Weighting (%)	Assessment considerations by the Committee	Assessment (%)	Outcome (%)
Customer satisfaction	Maintain and improve NPS in the UK and Hong Kong, in digital markets, and in key growth markets	15.0%
–NPS is sourced from our strategic NPS surveys with results gathered through independent third-party research agencies. The assessment is against quantitative targets set based on the level of improvement from the prior year and in rank position.
–In the UK and Hong Kong, we met our maximum NPS target and largely met the target in digital markets. Across other growth markets we met our maximum NPS target.
–In WPB, our NPS increased in five of our six key markets (Hong Kong, mainland China, Mexico, India and Singapore). In the UK, the slight decline of our NPS was driven by mass affluent customers. We ranked among the top three banks in three of our six key markets. In Hong Kong, we remained in first place overall, leading the market with our mobile app performance.
Our rank remained in the top three in mainland China, and rose to the top in
India.
–In CMB, we ranked among the top three banks in four of our six key markets. We were first place in Hong Kong and within the top three in mainland China, Singapore and Mexico.
–In GBM, we ranked in first place globally for NPS and digital satisfaction.
				91.67%	13.75%
Employee experience	Improve diversity and inclusion	15.0%
–The Inclusion index in our employee Snapshot survey increased by two percentage points and exceeded the maximum target of 77%. The score is seven points above the external financial services benchmark.
–The percentage of Black heritage colleagues in senior leadership roles increased by 0.5 percentage points to 3.0%, meeting the maximum target and on track to meet our external commitment of 3.4% by 2025.
–We made a 3.8 percentage point year-on-year net gain in senior leadership representation of colleagues with Asian heritage, against a 2022 year-end baseline of 34.0%
–The percentage of women in senior leadership roles increased by
0.8 percentage points to 34.1%, meeting the target, and below the maximum. The targets excluded the Canada business held for sale.
Including colleagues in HSBC Canada, gender representation in senior leadership is 34.2%.
				93.75%	14.06%

Personal objectives for Noel Quinn and Georges Elhedery
For each executive Director, personal objectives were set at the start of the year and measured by the Committee against agreed targets and key performance indicators.
Noel Quinn	Weighting	Assessment	Performance achievement
Technology transformation	4.0%	50.00%
–Our Cloud adoption rate, which is the percentage of our technology services on the private or public Cloud, increased to 43% (2022: 35%). At the end of 2023, about 54% of our WPB customers were 'mobile active'
users (2022: 49%) and the proportion of WPB sales completed digitally increased to 49% (2022: 43%).
–The Committee's assessment balanced strong progress automating our organisation at scale against the targets set, and progress to deliver our wider multi-year technology strategy.

Progress on innovation programmes	4.0%	100.00%
–Several strategic investments were made in Asia including Meditrust, a unicorn start-up, which will support
HSBC Life’s Pinnacle proposition in mainland China. Investments were made in a joint venture with
Tradeshift, an existing Ventures investment, which will support the trade finance business to deploy a range of technology solutions.
–In 2023, Zing, our new international payments business aimed at non-HSBC customers, was launched, and a digital currency capability with eHKD was piloted in Hong Kong. We became the first bank to pioneer quantum protection for foreign exchange trading, and were one of the first international banks to participate in China’s eCNY programme.
–Progress was made on several generative AI use cases including developer productivity, knowledge management and content generation. Our first AI patent to be used to detect cyber threats, was filed.

Simplification of processes and organisation	2.0%	50.00%
–Strong progress was made with the completion of the exit from Greece, merger in Oman, and sale of the
New Zealand WPB mortgage portfolio.
–The sale of our retail banking portfolio in France was completed on 1 January 2024 and we remain on track to sell our retail banking operations in Canada in the first quarter of 2024.
–The timing of our planned exit from our business in Russia was impacted by dependency on the regulatory and government approval process, which is outside of HSBC’s control.
–Exits from our WPB business in Mauritius and our hedge fund administration business were announced.

Total	7.00% out of 10.00%

Georges Elhedery	Weighting	Assessment	Performance achievement
Deliver activities relating to regulatory priorities	2.5%	58.33%
–The Integrity of Regulatory Reporting programme continues to remediate against known gaps to deliver improvements in quality of regulatory returns.
–The Bank of England Resolvability Assessment Framework self-assessment was submitted, demonstrating an uplift in the Group’s capabilities.
–Certain climate considerations have been assessed and incorporated into the annual financial planning cycle.
We also enhanced our climate scenario analysis capabilities in line with plan.

Deliver Finance change transformation and digitisation	2.5%	62.50%
–For the remediation of interest rate risk in the banking book, all 2023 targeted actions were completed from a first line of defence perspective, subject to second and third line of defence review and confirmation in early 2024 as planned.
–Identified Finance change transformation activities have been deployed in line with plans.

More energised Finance workforce	2.5%	100.00%	– Global Finance employee engagement index increased to 79% (2022: 74%), exceeding the target set. – Global Finance career index increased to 69% (2022: 65%), exceeding the target set.
Drive liquidity and capital management across the Group	2.5%	91.67%
–The Group’s CET1 capital ratio was delivered above our target operating range.
–Planned liquidity optimisation outcomes were successfully met.
–Targets relating to earnings stabilisation were assessed as met.

Total	7.81% out of 10.00%
The following table shows the single figure of remuneration of each executive Director for 2023, together with comparative figures. This is the first vesting LTI for Noel Quinn since his appointment as Group Chief Executive in 2020 and so materially changes the composition of his single figure of remuneration for 2023.

Single figure of remuneration
	Noel Quinn		Georges Elhedery[1]
(£000)	2023	2022	2023	2022
Base salary	1,336	1,329	780	—
Fixed pay allowance (’FPA’)	1,700	1,700	1,085	—
Cash in lieu of pension	134	133	78	—
Taxable benefits[2]	127	119	4	—
Non-taxable benefits	89	86	52	—
Total fixed	3,386	3,367	1,999	—
Annual incentive[3]	2,018	2,164	1,287	—
Notional returns[4]	43	31	6	—
Replacement award	—	—	—	—
Long-term incentive[5]	5,195	—	—	—
Total variable	7,256	2,195	1,293	—
Total fixed and variable	10,641	5,562	3,292	—
1Georges Elhedery was appointed Group Chief Financial Officer from 1 January 2023.
2Taxable benefits include the provision of medical insurance, car benefit, accommodation and tax return assistance (including any associated tax due, where applicable). Non-taxable benefits include the provision of life assurance and other insurance cover.
3Annual incentive awards to the executive Directors are awarded 50% in cash and 50% in shares. The shares portion of the award vests immediately at grant and is subject to a retention period of one year and clawback provisions.
4Deferred cash awards granted in prior years include a right to receive notional returns for the period between the grant and vesting date. This is determined by reference to a rate of return specified at the time of grant and paid annually, with the amount disclosed on a paid basis.
5An LTI award over 1,118,554 shares was made in February 2021 (in respect of 2020) at a share price of £4.262 for which the performance period ended on 31 December 2023. The value has been computed based on a share price of £6.192, the average share price during the three-month period to 31 December 2023. The value attributable to share price appreciation is £1,619,106. See the following section for details of the assessment outcomes, which resulted in 75.00% vesting due to performance.
The values of the significant benefits in the single figure table are set out in the following table. The insurance benefit for Noel Quinn has increased year on year because of the increase in premium at annual renewal. The car benefits for Georges Elhedery are not included in the table below as they were not deemed significant.

	Noel Quinn		Georges Elhedery
(£000)	2023	2022	2023	2022
Insurance benefit (non-taxable)	84	82	49	—
Accommodation in Hong Kong (taxable)	67	39	—	—
Car and driver in UK and Hong Kong (taxable)	47	69	—	—

Disclosure of performance conditions for long-term incentives

Assessment of the 2021–2023 LTI awards
Measures (weighting)[1]		Minimum (25.0% payout)	Target (50.0% payout)	Maximum (100.0% payout)	Actual	Assessment	Outcome
RoTE with CET1 capital ratio underpin[2] (25.0%)		8.0%	9.0%	10.0%	14.6%	100.0%	25.00%
Capital reallocation to Asia with CET1 capital ratio underpin[3] (25.0%)		45.0%	47.0%	50.0%	43.4%	0.0%	0.00%
Transition to net zero[4] (25.0%)	Carbon reduction (own emissions)	42.0%	48.0%	51.0%	57.3%	100.0%	12.50%
	Sustainable finance and investment	$200.0bn	$240.0bn	$260.0bn	$294.0bn	100.0%	12.50%
Relative TSR[5] (25.0%)		At median of the peer group	Straight-line vesting between minimum and maximum	At upper quartile of the peer group	Above upper quartile	100.0%	25.00%
Total							75.00%
1  Awards vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set out in this table.
2  Assessed based on RoTE in the 2023 financial year. The CET1 capital ratio underpin was met.
3  Assessed based on share of Group tangible equity (on a constant currency basis and excluding associates) allocated to Asia by 31 December 2023, which was not met.
4  Carbon reduction assessed on percentage reduction in total energy and travel emissions achieved by 31 December 2023 using 2019 as the baseline.
Sustainable finance and investment assessed on cumulative financing provided over the performance period.
5  The peer group was: Bank of America, Barclays, BNP Paribas, Citigroup, DBS Group Holdings, Deutsche Bank, J.P. Morgan Chase & Co., Lloyds
Banking Group, Morgan Stanley, Standard Chartered and UBS Group. Credit Suisse Group was removed from the peer group following its acquisition by UBS Group in June 2023.

Performance conditions for the 2024–2026 LTI awards
Measures (weighting)[1]		Minimum (25.0% payout)	Target (50.0% payout)	Maximum (100.0% payout)
RoTE with CET1 capital ratio underpin[2] (37.5%)		14.0%	16.0%	17.0%
Environment[3] (25.0%)	Carbon reduction (own emissions)	66.0%	70.0%	74.0%
	Sustainable finance and investment	$539.0bn	$641.0bn	$693.0bn
Relative TSR[4] (37.5%)		At the median of the peer group	Straight-line vesting between minimum and maximum	At the upper quartile of the peer group
Subject to risk and compliance modifier
The Group Remuneration Committee retains the discretion to revise down the formulaic outcome taking into account performance against risk and compliance factors during the performance period.

1Awards will vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set in this table.
2To be assessed based on RoTE at the end of the performance period, subject to the CET1 capital ratio underpin.
3Carbon reduction will be measured based on percentage reduction in total energy and travel emissions achieved by 31 December 2026 using 2019 as the baseline. The sustainable finance and investment metric will assess the cumulative amount provided and facilitated over the period ending
31 December 2026.
4The peer group for the 2023 award is: Bank of China (Hong Kong), Barclays, BNP Paribas, China Merchants Bank, Citigroup, DBS Group Holdings,
J.P. Morgan Chase & Co., Lloyds Banking Group, OCBC Bank, Standard Chartered and UBS Group.

Performance conditions for the 2023–2025 LTI awards (Audited)
Measures (weighting)[1]		Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)
RoTE (with CET1 capital ratio underpin)[2] (25.0%)		13.0%	14.3%	15.5%
Capital reallocation to Asia (with CET1 capital ratio underpin)[3] (25.0%)		49.0%	50.5%	52.0%
Environment and sustainability[4] (25.0%)	Carbon reduction	64.0%	68.0%	72.0%
	Sustainable finance and investment	$588.0bn	$700.0bn	$756.0bn
Relative TSR[5] (25.0%)		At median of the peer group	Straight-line vesting between minimum and maximum	At upper quartile of peer group
1Awards will vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set in this table.
2To be assessed based on RoTE at the end of the performance period.
3To be assessed based on share of Group tangible equity (on a constant currency basis and excluding associates) allocated to Asia by 31 December
2025.
4Carbon reduction will be measured based on percentage reduction in total energy and travel emissions achieved by 31 December 2025 using 2019 as the baseline. The sustainable finance and investment metric will assess the cumulative amount provided and facilitated over the period ending
31 December 2025.
5The peer group for the 2022 award is: Bank of China (Hong Kong), Barclays, BNP Paribas, China Merchants Bank, Citigroup, DBS Group Holdings,
J.P. Morgan Chase & Co., Lloyds Banking Group, OCBC Bank, Standard Chartered and UBS Group.
Disclosure of directors' interest in share options

Shares
(Audited)
	Shareholding guidelines (% of salary)	Shareholding at 31 Dec 2023[2] (% of salary)	At 31 December 2023
				Scheme interests
			Share interests (number of shares)	Share options[3]	Shares awarded subject to deferral[1]
					without performance conditions	with performance conditions[4]
Executive Directors
Noel Quinn[5]	400%	797%	1,721,465	—	308,610	2,963,315
Georges Elhedery[5]	300%	598%	753,467	—	714,008	475,463
1The gross number of shares is disclosed. A portion will be sold at vesting to cover any income tax and social security that falls due at the time of vesting.
2The value of the shareholding is calculated using an average of the daily closing share prices in the three months to 31 December 2023 (£6.192), and does not include any unvested interests.
3At 31 December 2023, Noel Quinn and Georges Elhedery did not hold any options under the HSBC Holdings Savings-Related Share Option Plan (UK).
4LTI awards granted in February 2022 and 2023 are subject to the performance conditions as set out in the preceding sections.
5Executive Directors are expected to meet their shareholding guidelines within five years of the date of their appointment. Noel Quinn and Georges
Elhedery were appointed on 5 August 2019 and 1 January 2023, respectively.
Disclosure of scheme interests awarded	The table below sets out the scheme interests granted to executive Directors during 2023 in respect of the 2022 performance year, as disclosed in the 2022 Directors’ remuneration report. No non-executive Directors received scheme interests during the financial year. The below table includes details of immediate shares and fixed pay allowances in compliance with Chapter 17 of the Rules Governing the Listing of
Securities on The Stock Exchange of Hong Kong Limited.

Scheme awards in 2023
(Audited)
	Type of interest awarded	Basis on which award made	Date of award	Face value awarded £000	Percentage receivable for minimum performance	Number of shares awarded	End of performance period
Noel Quinn	LTI deferred shares[1]	% of base salary	27 February 2023	5,476	25	861,422	31 December 2025
	Immediate shares[2]	% of base salary	27 February 2023	1,082	N/A	170,206	31 December 2022
	Fixed pay allowance[3]	N/A	15 May 2023	300	N/A	50,080	N/A
			21 August 2023	300	N/A	51,435	N/A
			7 November 2023	300	N/A	49,291	N/A
Georges Elhedery	LTI deferred shares[1]	% of base salary	27 February 2023	1,599	25	251,474	31 December 2025
	Immediate shares[2]	% of base salary	27 February 2023	716	N/A	112,568	31 December 2022
	Fixed pay allowance[3]	N/A	15 May 2023	192	N/A	31,962	N/A
			21 August 2023	192	N/A	32,827	N/A
			7 November 2023	192	N/A	31,459	N/A
1In accordance with the remuneration policy approved by shareholders at the 2022 AGM, the LTI award was determined at 320% of base salary for
Noel Quinn and 160% of base salary for Georges Elhedery. The number of shares to be granted was determined by taking HSBC’s closing share price of £6.357 taken on 24 February 2023, and applying a discount based on HSBC’s expected dividend yield of 5% per annum for the vesting period
(£4.963). LTI awards are conditional share awards subject to a three-year forward-looking performance period and vest in five equal annual instalments, between the third and seventh anniversary of the award date, subject to performance achieved. Awards are subject to malus and clawback for a maximum period of 10 years from the date of the award and are not eligible for dividend equivalents.
2Immediate share awards are granted based on the previous years' performance as part of the annual incentive and are not subject to forward-looking performance conditions. On vesting, awards will be subject to a one-year retention period. The face value of the immediate share awards have been computed using HSBC’s closing share price of £6.357 taken on 24 February 2023. Awards are subject to clawback for a maximum period of 10 years from the date of the award.
3Fixed pay allowance awards are granted in instalments in accordance with the remuneration policy approved by shareholders at the 2022 AGM, and are not subject to forward-looking performance conditions. Individual tax liabilities were satisfied in cash, therefore the face value awarded represents the net of tax value of the shares and the number of shares awarded reflects the net of tax number of shares. The fixed pay allowance awards have been computed using HSBC's closing share price of £5.997 taken on 12 May 2023, £5.839 taken on 18 August 2023 and £6.093 taken on
6 November 2023. These awards vest immediately and are subject to a retention period and released annually on pro-rata basis over five years, starting in March 2024.

Disclosure of non-executive director compensation	The following table shows the total fees and benefits of non-executive Directors for 2023, together with comparative figures for 2022.

Fees and benefits
(Audited)	Fees[1]		Benefits[2]		Total
(£000)	2023	2022	2023	2022	2023	2022
Geraldine Buckingham	244	155	5	—	249	155
Rachel Duan	244	225	—	5	244	230
Dame Carolyn Fairbairn	279	265	—	1	279	266
James Forese[3]	759	689	1	—	760	689
Ann Godbehere[4]	68	—	—	—	68	—
Steven Guggenheimer	264	262	1	10	265	272
José Antonio Meade Kuribreña	244	242	4	14	248	256
Kalpana Morparia[5]	170	—	—	—	170	—
Eileen Murray[6]	290	262	3	—	293	262
Brendan Nelson[7]	81	—	12	—	93	—
David Nish	479	477	19	22	498	499
Jackson Tai[8]	132	377	19	25	151	402
Swee Lian Teo[9]	51	—	—	—	51	—
Mark Tucker	1,500	1,500	51	113	1,551	1,613
Total (£000)	4,805	4,454	115	190	4,920	4,644
Total ($000)	5,972	5,536	143	236	6,115	5,772
1Fees are in line with the Directors’ remuneration policy that was approved at the 2022 AGM. Non-executive Directors receive a pro-rata payment of
£4,000 travel allowance per annum.
2Benefits include taxable expenses such as accommodation, travel and subsistence relating to attendance at Board and other meetings at HSBC
Holdings' registered offices. Tax for non-executive Director benefits is met by HSBC, therefore amounts disclosed have been grossed up using a tax rate of 47%, where relevant.
3Appointed as Chair of the Group Risk Committee on 5 May 2023. Stepped down as a member of the Group Remuneration Committee and joined the
Group Audit Committee as a member on 5 May 2023. Includes fee of £443,000 (2022: £447,000) in relation to his role as Chair of HSBC North
America Holdings, Inc.
4Appointed to the Board, Nomination & Corporate Governance Committee and Group Remuneration Committee on 1 September 2023.
5Appointed to the Board, Nomination & Corporate Governance Committee and Group Risk Committee on 1 March 2023.
6Appointed as a member of the Group Remuneration Committee on 5 May 2023.
7Appointed to the Board, Nomination & Corporate Governance Committee, Group Audit Committee and Group Risk Committee on 1 September 2023.
8Retired from the Board and retired as Chair of the Group Risk Committee and member of the Group Audit Committee and member of the Nomination
& Corporate Governance Committee on 5 May 2023.
9Appointed to the Board, Nomination & Corporate Governance Committee and Group Risk Committee on 1 October 2023.

Shares
	Shareholding guidelines (number of shares)	Share interests (number of shares)
Geraldine Buckingham	15,000	15,000
Rachel Duan	15,000	15,000
Dame Carolyn Fairbairn	15,000	15,000
James Forese	15,000	115,000
Ann Godbehere (appointed to the Board on 1 September 2023)	15,000	15,000
Steven Guggenheimer	15,000	15,000
José Antonio Meade Kuribreña	15,000	15,000
Kalpana Morparia (appointed to the Board on 1 March 2023)	15,000	15,000
Eileen Murray	15,000	75,000
Brendan Nelson (appointed to the Board on 1 September 2023)	15,000	—
David Nish	15,000	50,000
Jackson Tai (retired on 5 May 2023)	15,000	66,515
Swee Lian Teo (appointed to the Board on 1 October 2023)	15,000	15,200
Mark Tucker	15,000	307,352

Compensation of Key Management Personnel
	2023	2022	2021
	$m	$m	$m
Short-term employee benefits	51	52	50
Post-employment benefits	1	1	—
Other long-term employee benefits	10	8	6
Share-based payments	29	26	27
Year ended 31 Dec	91	87	83

Disclosure of compensation of key management personnel	The following table shows the total fees and benefits of non-executive Directors for 2023, together with comparative figures for 2022.

Fees and benefits
(Audited)	Fees[1]		Benefits[2]		Total
(£000)	2023	2022	2023	2022	2023	2022
Geraldine Buckingham	244	155	5	—	249	155
Rachel Duan	244	225	—	5	244	230
Dame Carolyn Fairbairn	279	265	—	1	279	266
James Forese[3]	759	689	1	—	760	689
Ann Godbehere[4]	68	—	—	—	68	—
Steven Guggenheimer	264	262	1	10	265	272
José Antonio Meade Kuribreña	244	242	4	14	248	256
Kalpana Morparia[5]	170	—	—	—	170	—
Eileen Murray[6]	290	262	3	—	293	262
Brendan Nelson[7]	81	—	12	—	93	—
David Nish	479	477	19	22	498	499
Jackson Tai[8]	132	377	19	25	151	402
Swee Lian Teo[9]	51	—	—	—	51	—
Mark Tucker	1,500	1,500	51	113	1,551	1,613
Total (£000)	4,805	4,454	115	190	4,920	4,644
Total ($000)	5,972	5,536	143	236	6,115	5,772
1Fees are in line with the Directors’ remuneration policy that was approved at the 2022 AGM. Non-executive Directors receive a pro-rata payment of
£4,000 travel allowance per annum.
2Benefits include taxable expenses such as accommodation, travel and subsistence relating to attendance at Board and other meetings at HSBC
Holdings' registered offices. Tax for non-executive Director benefits is met by HSBC, therefore amounts disclosed have been grossed up using a tax rate of 47%, where relevant.
3Appointed as Chair of the Group Risk Committee on 5 May 2023. Stepped down as a member of the Group Remuneration Committee and joined the
Group Audit Committee as a member on 5 May 2023. Includes fee of £443,000 (2022: £447,000) in relation to his role as Chair of HSBC North
America Holdings, Inc.
4Appointed to the Board, Nomination & Corporate Governance Committee and Group Remuneration Committee on 1 September 2023.
5Appointed to the Board, Nomination & Corporate Governance Committee and Group Risk Committee on 1 March 2023.
6Appointed as a member of the Group Remuneration Committee on 5 May 2023.
7Appointed to the Board, Nomination & Corporate Governance Committee, Group Audit Committee and Group Risk Committee on 1 September 2023.
8Retired from the Board and retired as Chair of the Group Risk Committee and member of the Group Audit Committee and member of the Nomination
& Corporate Governance Committee on 5 May 2023.
9Appointed to the Board, Nomination & Corporate Governance Committee and Group Risk Committee on 1 October 2023.

Shares
	Shareholding guidelines (number of shares)	Share interests (number of shares)
Geraldine Buckingham	15,000	15,000
Rachel Duan	15,000	15,000
Dame Carolyn Fairbairn	15,000	15,000
James Forese	15,000	115,000
Ann Godbehere (appointed to the Board on 1 September 2023)	15,000	15,000
Steven Guggenheimer	15,000	15,000
José Antonio Meade Kuribreña	15,000	15,000
Kalpana Morparia (appointed to the Board on 1 March 2023)	15,000	15,000
Eileen Murray	15,000	75,000
Brendan Nelson (appointed to the Board on 1 September 2023)	15,000	—
David Nish	15,000	50,000
Jackson Tai (retired on 5 May 2023)	15,000	66,515
Swee Lian Teo (appointed to the Board on 1 October 2023)	15,000	15,200
Mark Tucker	15,000	307,352

Compensation of Key Management Personnel
	2023	2022	2021
	$m	$m	$m
Short-term employee benefits	51	52	50
Post-employment benefits	1	1	—
Other long-term employee benefits	10	8	6
Share-based payments	29	26	27
Year ended 31 Dec	91	87	83